Employee Benefit Plans - Amounts Recognized on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 3,501	$ 3,106
Accrued expenses and other liabilities	0	0
Net amount recognized at December 31	3,501	3,106
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	548	252
Accrued expenses and other liabilities	(390)	(376)
Net amount recognized at December 31	158	(124)
Nonqualified and Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	825	786
Accrued expenses and other liabilities	(1,073)	(1,188)
Net amount recognized at December 31	(248)	(402)
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Accrued expenses and other liabilities	(1,152)	(1,318)
Net amount recognized at December 31	$ (1,152)	$ (1,318)